INVENTORIES (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Inventory Disclosure [Abstract]
Inventory expensed in cost of sales	$ 35,224	$ 4,658